Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common Units [Member]	General Partner Unit [Member]	Accumulated Other Comprehensive Income [Member]	Series A Preferred Unit [Member]
Beginning Balance at Dec. 31, 2016	$ 521,710	$ 511,413	$ 10,297
Net Income	62,811	61,651	1,160
Other comprehensive income	0	0	0	$ 0
Cash distributions	(65,517)	(64,307)	(1,210)
Net proceeds from issuance of common units	120,946	119,714	1,232
Net proceeds from sale of Series A Convertible Preferred Units	0	0	0	0
Ending Balance at Dec. 31, 2017	639,950	628,471	11,479
Net income					$ 5,253
Cash distributions					(3,453)
Net proceeds from sale of Series A Convertible Preferred Units					87,464
Convertible preferred units, ending balance at Dec. 31, 2017					89,264
Net Income	48,805	47,904	901
Other comprehensive income	0	0	0	$ 0
Cash distributions	(36,068)	(35,402)	(666)
Net proceeds from issuance of common units	(4)	(4)
Ending Balance at Jun. 30, 2018	$ 652,683	$ 640,969	$ 11,714
Net income					3,600
Cash distributions					(3,600)
Convertible preferred units, ending balance at Jun. 30, 2018					$ 89,264